Property, plant and equipment, net	12 Months Ended
Dec. 31, 2019
Property, plant and equipment, net
Property, plant and equipment, net

Note 10 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2019	2018

Building	$5,199,348	$5,473,555
Machinery and Production equipment	1,901,886	2,012,061
Electronic equipment	240,606	203,491
Office equipment	55,961	55,407
Automobiles	501,156	527,485
Construction in progress	117,014	121,255
Subtotal	8,015,971	8,393,254
Less: Accumulated depreciation	(5,315,937)	(5,152,634)
Property, plant and equipment, net	$2,700,034	$3,240,620

Depreciation expense was $703,113,  $1,049,274 and $613,296 for the years ended December 31, 2019, 2018 and 2017, respectively, among which $462,639,  $628,144, and $576,953 were for continuing operations.

As of December 31, 2019, and 2018, building with net book value of $966,201 (all from continuing operations) and $7,139,561 (among which $1,149,156 from continuing operations and $5,990,405 from discontinued operations), respectively, were pledged as collateral for bank loans (Note 12).